Average Annual Total Returns - Artisan Value Fund	Investor 1-Year	Investor 5-Year	Investor 10-Year	Investor Since Inception	Investor Inception Date	Investor Return After Taxes on Distributions 1-Year	Investor Return After Taxes on Distributions 5-Year	Investor Return After Taxes on Distributions 10-Year	Investor Return After Taxes on Distributions Since Inception	Investor Return After Taxes on Distributions and Sale of Fund Shares 1-Year	Investor Return After Taxes on Distributions and Sale of Fund Shares 5-Year	Investor Return After Taxes on Distributions and Sale of Fund Shares 10-Year	Investor Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Investor Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 1-Year	Investor Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 5-Year	Investor Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 10-Year	Investor Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) Since Inception	Investor Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 1-Year	Investor Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 5-Year	Investor Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 10-Year	Investor Russell 1000® Index (reflects no deduction for fees, expenses or taxes) Since Inception	Advisor 1-Year	Advisor 5-Year	Advisor 10-Year	Advisor Since Inception	Advisor Inception Date	Advisor Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 1-Year	Advisor Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 5-Year	Advisor Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 10-Year	Advisor Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) Since Inception	Advisor Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 1-Year	Advisor Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 5-Year	Advisor Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 10-Year	Advisor Russell 1000® Index (reflects no deduction for fees, expenses or taxes) Since Inception	Institutional 1-Year	Institutional 5-Year	Institutional 10-Year	Institutional Since Inception	Institutional Inception Date	Institutional Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 1-Year	Institutional Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 5-Year	Institutional Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 10-Year	Institutional Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) Since Inception	Institutional Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 1-Year	Institutional Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 5-Year	Institutional Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 10-Year	Institutional Russell 1000® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	10.64%	12.91%	10.19%	7.41%	Mar. 27, 2006	8.74%	11.05%	8.65%	6.17%	7.59%	10.07%	8.05%	5.81%	2.80%	9.74%	10.50%	7.00%	20.96%	15.60%	14.01%	9.89%	10.91%	13.08%		9.00%	Apr. 01, 2015	2.80%	9.74%		7.89%	20.96%	15.60%		13.38%	11.03%	13.16%		9.89%	Jul. 26, 2011	2.80%	9.74%		10.54%	20.96%	15.60%		14.06%